Long-Term Debt - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instruments [Abstract]
Interest expense on long-term debt	$ 2,359	$ 1,796	$ 1,460
Capitalized interest	$ 13	$ 228	$ 306
Long-term Debt, Weighted Average Interest Rate	2.78%	2.57%	2.40%